Employee Benefits Expenses (Details) - Schedule of allocation of employee benefits expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of allocation of employee benefits expenses [Abstract]
Cost of sales, note 19	S/ 101,185	S/ 84,190	S/ 76,523
Administrative expenses, note 20	84,359	84,660	94,437
Selling and distribution expenses, note 21	26,818	21,707	17,982
Total employee benefits expenses	S/ 212,362	S/ 190,557	S/ 188,942